Trade and other payables - Narrative (Details) - Gulf of Mexico Oil Spill $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) state	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of financial liabilities [line items]
Number of gulf coast states approved by the federal district court included in the agreements (state) | state	5
Cash Flows From (Used In) Operating Activities, Before Tax	$ 2,694	$ (3,531)	$ 5,336
Natural Resource Damages
Disclosure of financial liabilities [line items]
Other payables	5,166
State Claims
Disclosure of financial liabilities [line items]
Other payables	2,742
Clean Water Act Penalties
Disclosure of financial liabilities [line items]
Other payables	$ 3,782